Business combination agreement - Reverse acquisition (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Business combination agreement
Pre-acquisition losses of AQI		$ (18,237,443)
Pre-acquisition reserves of AQI		26,285,329
AL share capital at acquisition		269
AL share premium at acquisition		20,210,904
Reverse acquisition expense		155,459,939
Transaction costs		(16,914,223)
Total other reserves	$ 166,804,000	$ 166,804,775